Trade Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable [Abstract]
Account receivable maturity term	1 year
Percentage of outstanding receivable	1.20%	1.30%
Trade receivables or revenues percentage	10.00%